Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Debt Instrument [Line Items]
Long-term Debt, Total	¥ 29,530	¥ 24,644
Less, portion due within one year	(9,293)	(8,235)
Long-term Debt, Long-term portion	20,237	16,409
Secured
Debt Instrument [Line Items]
Long-term Debt, Total	26,338	24,383
Unsecured
Debt Instrument [Line Items]
Long-term Debt, Total	¥ 3,192	¥ 261
Minimum
Debt Instrument [Line Items]
Range of interest rates on loans from banks and others	2.00%	0.65%
Maximum
Debt Instrument [Line Items]
Range of interest rates on loans from banks and others	6.30%	6.45%